Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	ATRA
Entity Registrant Name	Atara Biotherapeutics, Inc.
Entity Central Index Key	0001604464
Entity Filer Category	Non-accelerated Filer